Shareholders' capital - Schedule of Dividends Declared (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 CAD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CAD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 CAD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CAD ($) $ / shares
Stockholders Equity Note [Line Items]
Dividend declared for common share holders | $	$ 50.0		$ 50.4		$ 100.5		$ 100.9
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.0650		$ 0.0650		$ 0.1300		$ 0.1300
Series A Shares
Stockholders Equity Note [Line Items]
Dividends declared for preferred share holders | $		$ 2.0		$ 2.0		$ 3.9		$ 3.9
Dividend declared per preferred share (USD per share) | $ / shares		$ 0.4110		$ 0.4110		$ 0.8220		$ 0.8220
Series D Shares
Stockholders Equity Note [Line Items]
Dividends declared for preferred share holders | $		$ 1.7		$ 1.7		$ 3.4		$ 3.4
Dividend declared per preferred share (USD per share) | $ / shares		$ 0.4283		$ 0.4283		$ 0.8566		$ 0.8566